Schedule of cost of sales (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total cost of sales	kr (395,406)	kr (304,046)	kr (672,479)	kr (531,254)
Contract driver costs [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(156,426)	(120,807)	(265,871)	(192,781)
Maintenance costs [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(16,572)	(11,751)	(24,750)	(19,499)
Transport costs [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(51,715)	(44,367)	(88,135)	(53,865)
IT and software expenses [member]
IfrsStatementLineItems [Line Items]
Total cost of sales			(699)	(9,867)
Staff costs [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(54,916)	(36,791)	(91,183)	(82,025)
Depreciation and amortization [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(95,117)	(75,340)	(167,089)	(150,637)
Other costs [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(10,853)	(6,686)	kr (34,752)	kr (22,580)
Insurance [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(5,321)	(5,009)
Professional services [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	kr (4,486)	kr (3,295)